Other disclosures on cash flows	12 Months Ended
Dec. 31, 2020
Other disclosures on cash flows
Other disclosures on cash flows

28.        Other disclosures on cash flows

Non-cash transactions

In the year ended December 31, 2020:

•	The amount of R$ 51,991 (2019 - R$ 39,762) regarding additions on right-of-use assets, was also added in the lease liabilities line item.
•	The amount of R$15,934 (2019 – R$0) regarding lease modifications that reduced lease liabilities, was also reduced in the right-of-use assets line item.
•

The amount of R$ 2,878 (2019 - R$1,389) regarding provision for contingencies of responsibility of the sellers of subsidiaries acquired in prior years, was reversed to the indemnification assets line item in non-current assets.